Warrants reserve (Details 1)	12 Months Ended
Aug. 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	36,190,769,000
Investment Warrants Exercise Price | $ / shares	$ 0.62
Private Placement Financing Warrants February 112021 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	16,461,539
Investment Warrants Exercise Price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private Placement Financing Broker Warrants February 112021 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	1,152,307
Investment Warrants Exercise Price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private Placement Financing Warrants January 262022 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	17,948,718
Investment Warrants Exercise Price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027
Private Placement Financing Placement Agent Warrants January 262022 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	628,205
Investment Warrants Exercise Price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027